EQUITY	12 Months Ended
Jan. 01, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY	EQUITY:
(a)Shareholder rights plan:
The Company has a shareholder rights plan which provides the Board of Directors and the shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, pursue other alternatives for maximizing shareholder value.

(b)Accumulated other comprehensive income ("AOCI"):
Accumulated other comprehensive income includes the changes in the fair value of the effective portion of qualifying cash flow hedging instruments, for which the hedged transaction has not yet occurred at the end of the fiscal year.

(c)Share capital:
Authorized:
Common shares, authorized without limit as to number and without par value. First preferred shares, without limit as to number and without par value, issuable in series and non-voting. Second preferred shares, without limit as to number and without par value, issuable in series and non-voting. As at January 1, 2023 and January 2, 2022, none of the first and second preferred shares were issued.
Issued:
As at January 1, 2023, there were 179,709,339 common shares (January 2, 2022 - 192,267,273) issued and outstanding, which are net of 8,129 common shares (January 2, 2022 - 8,759) that have been purchased and are held in trust as described in note 14(e).
14. EQUITY (continued):

(d)Normal course issuer bid ("NCIB"):
On August 4, 2021, the Company received approval from the Toronto Stock Exchange (TSX) to renew its NCIB commencing on August 9, 2021 to purchase for cancellation up to 9,926,177 common shares, representing approximately 5% of the Company’s issued and outstanding common shares. During the year ended January 2, 2022, the Company repurchased for cancellation a total of 6,475,375 common shares under its NCIB programs for a total cost of $250.4 million. Of the total cost of $250.4 million, $6.2 million was charged to share capital and $244.3 million was charged to retained earnings.

On February 22, 2022, the Company received approval from the TSX to amend its current NCIB, which commenced on August 9, 2021, in order to increase the maximum number of common shares that may be repurchased from 9,926,177, or 5% of the Company’s issued and outstanding common shares as at July 31, 2021 (the reference date for the NCIB), to 19,477,744 common shares, representing 10% of the public float as at July 31, 2021. No other terms of the NCIB have been amended.

In August 2022, the Company received approval from the TSX to renew its normal course issuer bid (NCIB) program commencing on August 9, 2022, to purchase for cancellation a maximum of 9,132,337 common shares, representing 5% of the Company's issued and outstanding common shares, as at July 31, 2022 (the reference date for the NCIB). Under the NCIB, the Company is authorized to make purchases under the normal course issuer bid during the period from August 9, 2022 to August 8, 2023 in accordance with the requirements of the TSX. Purchases can be made by means of open market transactions on both the TSX and the New York Stock Exchange (NYSE), or alternative Canadian trading systems, if eligible, or by such other means as may be permitted by securities regulatory authorities, including pre-arranged crosses, exempt offers, private agreements under an issuer bid exemption order issued by securities regulatory authorities and block purchases of common shares.

During the third quarter of fiscal 2022, the Company completed share repurchases under its NCIB ending August 8, 2022 and following the renewal of the Company's NCIB, effective August 9, 2022, the Company continued to repurchase shares. During the year ended January 1, 2023, the Company repurchased for cancellation a total of 13,096,866 common shares purchased for cancellation, for a total cost of $443.9 million, of which $13.3 million was charged to share capital and $430.5 million was charged to retained earnings.

(e)Common shares purchased as settlement for non-Treasury RSUs:
The Company has established a trust for the purpose of settling the vesting of non-Treasury RSUs. For non-Treasury RSUs that are to be settled in common shares in lieu of cash, the Company directs the trustee to purchase common shares of the Company on the open market to be held in trust for and on behalf of the holders of non-Treasury RSUs until they are delivered for settlement, when the non-Treasury RSUs vest. For accounting purposes, the common shares are considered as held in treasury, and recorded as a temporary reduction of outstanding common shares and share capital. Upon delivery of the common shares for settlement of the non-Treasury RSUs, the number of common shares outstanding is increased, and the amount in contributed surplus is transferred to share capital. As at January 1, 2023, a total of 8,129 common shares purchased as settlement for non-Treasury RSUs were considered as held in treasury and recorded as a temporary reduction of outstanding common shares and share capital (January 2, 2022 - 8,759 common shares).

(f)Contributed surplus:
The contributed surplus account is used to record the accumulated compensation expense related to equity-settled share-based compensation transactions. Upon the exercise of stock options, the vesting of Treasury RSUs, and the delivery of common shares for settlement of vesting non-Treasury RSUs or SARs, the corresponding amounts previously credited to contributed surplus are transferred to share capital, except for the portion of the share-based payment that the Company settles on a net basis when the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation, in which case the corresponding amounts previously credited to contributed surplus are transferred to accounts payable and accrued liabilities.